Interest expense and finance costs	6 Months Ended
Jun. 30, 2019
Interest Expense And Finance Costs [Abstract]
Interest expense and finance costs
7.	Interest expense and finance costs

	Three months ended
	Jun 30, 2019	Jun 30, 2018
Interest incurred	6,297,729	5,621,251
Amortization of deferred finance fees	507,505	603,949
Write-off of deferred finance fees in relation to refinancing	-	414,897
	6,805,234	6,640,097

	Six months ended
	Jun 30, 2019	Jun 30, 2018
Interest incurred	12,740,501	10,730,988
Amortization of deferred finance fees	1,022,393	1,196,203
Write-off of deferred finance fees in relation to refinancing	-	414,897
	13,762,894	12,342,088